Due to Related Party (Details Narrative) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Due to related party	$ 3,710
David Boulette [Member]
Due to related party	$ 3,710		$ 0